Note 7 - Leases	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

7. LEASES

We lease our office and other facilities and certain office equipment under long-term, non-cancelable operating leases.  No new finance or operating leases commenced during the years ended December 31, 2022 or 2021 except with respect to a sublease agreement for our Lake Mary facility in 2021.  The sublease was accounted for as an operating lease and expired in November 2022 in connection with the expiration of our corresponding Lake Mary facility lease.

Lease expense for operating leases is generally recognized on a straight-line basis over the lease term and is included in operating expenses on the consolidated statement of comprehensive loss.  We recognized operating lease costs of $0.04 million for each of the years ended December 31, 2022 and 2021.  Rental income recognized of $0.11 million and $0.05 million for the years ended December 31, 2022 and 2021, respectively, is included in “Interest and other income” in the accompanying consolidated statements of comprehensive loss.

Supplemental Cash Flow Information

The following table summarizes the supplemental cash flow information related to leases (in thousands):

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$193	$181

Cash received for amounts included in the measurement of sublease assets:
Operating cash flows from operating subleases	120	44

Other Information

The table below summarizes other supplemental information related to leases:

	December 31,	December 31,
	2022	2021
Weighted-average remaining lease term (in years):
Operating leases	0.8	0.9
Operating subleases	-	0.9
Weighted average discount rate
Operating leases (1)	16.2%	12.2%
(1)	Upon adoption of the new lease standard, discount rates used for existing leases were established at January 1, 2019.

Undiscounted Cash Flows

The future maturities of lease liabilities consist of the following as of December 31, 2022 (in thousands):

Operating Leases
2023	$4
Thereafter	-
Total undiscounted lease payments	4
Less: imputed interest	-
Present value of lease liabilities	4
Less: current portion	(4)
Long-term lease obligations	$-